Debt (Tables)	12 Months Ended
Dec. 31, 2019
Debt
Schedule of debt as per categories

	December 31, 2019
	Total debt
	excluding debt	Total debt -
Skr mn	securities issued	securities issued	Total
Exchange-rate related contracts	—	28,215	28,215
Interest rate related contracts	3,678	240,389	244,067
Equity related contracts	—	629	629
Contracts related to raw materials, credit risk etc	—	106	106
Total debt outstanding	3,678	269,339	273,017

of which denominated in:
Skr	2,737
USD	186,021
JPY	32,509
EUR	19,813
Other currencies	31,937
	273,017

	December 31, 2018
	Total debt
	excluding debt	Total debt -
Skr mn	securities issued	securities issued	Total
Exchange-rate related contracts	—	2,097	2,097
Interest rate related contracts	2,247	252,624	254,871
Equity related contracts	—	783	783
Contracts related to raw materials, credit risk etc	—	96	96
Total debt outstanding	2,247	255,600	257,847

of which denominated in:
Skr	2,098
USD	166,827
JPY	34,929
EUR	21,188
Other currencies	32,805
	257,847

Schedule of major borrowing programs

	Value outstanding(1)
Skr mn	December 31, 2019	December 31, 2018
Medium-term note program:
Unlimited Euro Medium-Term Note Programme	96,930	99,710
Unlimited SEC-registered U.S. Medium-Term Note Programme	151,750	143,109
Unlimited Swedish Medium-Term Note Programme	424	261
Unlimited MTN/STN AUD Debt Issuance Programme	4,598	3,875
Commercial paper program:
USD 3,000,000,000 U.S. Commercial Paper Programme	10,644	4,723
USD 4,000,000,000 Euro-Commercial Paper Programme	—	1,961
(1)	Amortized cost excluding fair value adjustments.

Schedule of liabilities in financing activities

				Non-cash items
Skr mn	December 31, 2018		Cash Flow	Exchange-rate difference	Unrealized changes in fair value		Accrued interest	December 31, 2019
Senior debt	257,847		-4,420	10,580	9,010		—	273,017
Lease liability	95	(1)	-39	—	-12	(2)	—	44
Derivatives - net	15,405		4,049	-2,629	-3,737		—	13,088
Total liabilities in financing activities	273,347		-410	7,951	5,261		—	286,149
(1)	Refers to the opening balance of the lease liability, see note 1.
(2)	Refers to a changed estimate of the lease liability, see note 8.

			Non-cash items
Skr mn	December 31, 2017	Cash flow	Exchange-rate difference	Unrealized changes in fair value	Accrued interest	December 31, 2018
Senior debt	224,833	25,102	15,997	-8,085	—	257,847
Subordinated debt	2,040	-2,322	220	62	—	—
Derivatives - net	8,677	1,830	-3,173	8,071	—	15,405
Total liabilities in financing activities	235,550	24,610	13,044	48	—	273,252